Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	¥ 869,050,000	¥ 761,306,000	¥ 697,396,000
Contract liabilities	5,542,000	5,996,000	5,091,000
Nonsurgical aesthetic medical services
Revenue
Revenue	489,569,000	373,348,000	331,428,000
Surgical aesthetic medical services
Revenue
Revenue	319,239,000	313,897,000	239,094,000
General healthcare services and other aesthetic medical services
Revenue
Revenue	¥ 60,242,000	¥ 74,061,000	¥ 126,874,000